Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common units
Owners'/partners' equity
Number of units issued	45,448,993	41,002,121	24,572,358
Number of units outstanding	45,448,993	41,002,121	24,572,358
Subordinated units
Owners'/partners' equity
Number of units issued			9,822,358
Number of units outstanding			9,822,358
General partner units
Owners'/partners' equity
Number of units issued	927,532	836,779	701,933
Number of units outstanding	927,532	836,779	701,933
Preference units
Owners'/partners' equity
Number of units outstanding	14,350,000	5,750,000
Series A preference units
Owners'/partners' equity
Number of units issued	5,750,000	5,750,000
Number of units outstanding	5,750,000	5,750,000
Series B preference units
Owners'/partners' equity
Number of units issued	4,600,000
Number of units outstanding	4,600,000
Series C preference units
Owners'/partners' equity
Number of units issued	4,000,000
Number of units outstanding	4,000,000